Share-based Compensation - Summary of Changes in Stock Options (Details) - Equity Settled Plan - Stock Options	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance | shares	853,705	44,360
Acquired (note 5(a)) | shares		1,317,837
Forfeited | shares	(114,982)	(424,027)
Expired | shares	(166,965)	(84,465)
Ending Balance | shares	571,758	853,705
Weighted average exercise price, beginning balance | $ / shares	$ 17.92	$ 13.24
Weighted average exercise price, Acquired (note 5(a)) | $ / shares		17.63
Weighted average exercise price, Forfeited | $ / shares	15.79	17.21
Weighted average exercise price, Expired | $ / shares	38.16	14.44
Weighted average exercise price, ending balance | $ / shares	$ 12.44	$ 17.92